Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.9%)

Education (2.6%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$955,556
Kansas Development Finance Authority 5.000% 06/01/2027	250,000	260,752
Kansas Development Finance Authority 3.000% 10/01/2044	500,000	479,165
		1,695,473
General Obligation (36.5%)
*Allen County Unified School District No 257 3.000% 09/01/2038	1,000,000	1,007,820
City of Bonner Springs KS 3.000% 09/01/2044	1,060,000	1,094,249
City of Bonner Springs KS 2.000% 09/01/2040	325,000	280,592
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	286,065
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	288,602
City of Burlingame KS 3.000% 09/01/2045	365,000	353,203
County of Clay KS 4.000% 10/01/2036	500,000	533,415
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	279,793
Geary County Unified School District No 475 4.000% 09/01/2033	350,000	384,941
Greenwood County Unified School District No 389 Eureka 4.000% 09/01/2021	150,000	155,210
City of Hillsboro KS 3.000% 09/01/2024	100,000	101,094
City of Hillsboro KS 3.000% 09/01/2027	225,000	225,594
City of Hillsboro KS 3.000% 09/01/2028	230,000	231,670
City of Hillsboro KS 3.000% 09/01/2029	240,000	240,127
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039	2,000,000	2,405,900
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	284,185
City of Junction City KS 5.000% 09/01/2025	5,000	5,029
Leavenworth County Unified School District No 453 4.000% 09/01/2037	650,000	711,035
Leavenworth County Unified School District No 464 4.000% 09/01/2031	500,000	554,320
County of Linn KS 3.000% 07/01/2036	1,100,000	1,132,934
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039	750,000	814,298
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048	1,000,000	1,030,540
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,564
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	266,413
Rice County Unified School District No 444 4.000% 09/01/2031	710,000	815,989
Riley County Unified School District No 378 Riley 4.000% 09/01/2028	680,000	787,760
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039	1,000,000	1,099,700
County of Scott KS 5.000% 04/01/2032	500,000	586,960
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,017
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	456,228
County of Seward KS 5.000% 08/01/2034	240,000	242,378
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	548,210
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	92,698
City of South Hutchinson KS 4.000% 10/01/2038	355,000	366,857
County of Thomas KS 3.000% 12/01/2047	1,000,000	1,001,980
City of Topeka KS 3.000% 08/15/2020	500,000	502,810
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,025,440
City of Topeka KS 3.000% 08/15/2022	500,000	521,780
City of Wichita KS 4.500% 09/01/2022	150,000	150,959
City of Wichita KS 4.750% 09/01/2027	180,000	181,028
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038	1,000,000	950,760
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040	1,000,000	943,520
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,210,760
		24,168,427
Health Care (16.1%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,085,249
Ashland Public Building Commission 5.000% 09/01/2035	500,000	523,985
Ashland Public Building Commission 5.000% 09/01/2032	550,000	589,985
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	106,694
City of Lawrence KS 5.000% 07/01/2043	1,500,000	1,741,410
City of Manhattan KS 5.000% 11/15/2023	250,000	274,307
City of Manhattan KS 5.000% 11/15/2024	250,000	274,017
City of Manhattan KS 5.000% 11/15/2029	500,000	542,060
City of Olathe KS 4.000% 09/01/2028	250,000	258,120
City of Olathe KS 4.000% 09/01/2030	295,000	303,708
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	525,895
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	567,320
University of Kansas Hospital Authority 4.000% 09/01/2048	1,000,000	1,068,800
University of Kansas Hospital Authority 5.000% 09/01/2048	2,000,000	2,346,800
University of Kansas Hospital Authority 3.000% 03/01/2041	500,000	478,720
		10,687,070
Other Revenue (9.2%)
Dickson County Public Building Commission 4.000% 08/01/2038	750,000	831,030
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	432,981
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	500,040
Kansas Development Finance Authority 3.000% 11/01/2033	1,000,000	1,031,580
City of Manhattan KS 5.000% 12/01/2026	355,000	355,554
City of Manhattan KS 4.500% 12/01/2025	500,000	509,775
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,020,870
Topeka Public Building Commission 5.000% 06/01/2022	255,000	257,583
Washington County Public Building Commission 4.000% 09/01/2028	100,000	106,064
City of Wichita KS 4.000% 09/01/2038	1,000,000	1,076,060
		6,121,537
PreRefunded (16.9%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	289,787
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	289,787
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	579,575
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,534,180
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	147,897
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	153,374
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	125,958
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	120,482
Kansas Power Pool 4.500% 12/01/2028	500,000	509,485
Kansas Power Pool 5.000% 12/01/2031	750,000	767,798
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	564,570
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	340,957
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	142,439
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	110,799
City of Olathe KS 4.000% 09/01/2030	150,000	155,909
County of Seward KS 5.000% 08/01/2034	260,000	262,803
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	534,420
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	92,706
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	330,000	359,997
Washington County Public Building Commission 5.000% 09/01/2032	500,000	547,275
Washington County Public Building Commission 5.000% 09/01/2037	400,000	436,848
Washington County Public Building Commission 4.000% 09/01/2028	500,000	535,025
City of Wichita KS 5.000% 11/15/2029	300,000	317,814
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	281,758
		11,201,643
Transportation (1.3%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	582,795
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	290,475
		873,270
Utilities (12.3%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,111,050
Kansas Municipal Energy Agency 5.000% 04/01/2030	250,000	291,767
Kansas Municipal Energy Agency 5.000% 04/01/2032	500,000	575,465
Kansas Municipal Energy Agency 5.000% 04/01/2033	745,000	852,593
Kansas Municipal Energy Agency 5.000% 04/01/2038	1,000,000	1,128,130
Kansas Municipal Energy Agency 5.000% 04/01/2035	300,000	341,286
Kansas Power Pool 4.000% 12/01/2031	500,000	538,000
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	545,905
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	260,870
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,347,437
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	568,665
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	600,250
		8,161,418

TOTAL MUNICIPAL BONDS (COST: $60,603,669)		$62,908,838

OTHER ASSETS LESS LIABILITIES (5.1%)		$3,396,886

NET ASSETS (100.0%)		$66,305,724

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

MAINE MUNICIPAL FUND
Schedule of Investments April 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.3%)

Education (9.6%)
Maine Educational Loan Authority 4.450% 12/01/2025	$100,000	$101,748
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	259,545
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,096,529
		1,457,822
General Obligation (24.7%)
City of Auburn ME 4.500% 09/01/2022	100,000	108,246
City of Biddeford ME 4.000% 10/01/2026	250,000	291,648
Town of Brunswick ME 2.500% 11/01/2041	500,000	468,925
City of Lewiston ME 2.750% 03/15/2038	100,000	98,674
City of Lewiston ME 2.750% 03/15/2039	250,000	249,083
City of Lewiston ME 2.750% 03/15/2040	250,000	249,045
State of Maine 4.000% 06/01/2020	150,000	150,401
City of Portland ME 4.250% 05/01/2029	150,000	150,548
City of Portland ME 4.125% 10/01/2029	100,000	100,674
City of Portland ME 5.000% 08/01/2021	125,000	132,181
City of Portland ME 5.000% 08/01/2022	125,000	132,230
Regional School Unit No 26 3.000% 09/01/2044	475,000	482,092
City of Saco ME 4.000% 04/01/2028	100,000	100,072
Town of Scarborough ME 4.000% 11/01/2028	100,000	109,090
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	111,077
*Maine School Administrative District No 28 4.000% 05/01/2036	500,000	556,005
City of Waterville ME 4.000% 07/01/2025	135,000	140,250
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	109,928
		3,740,169
Health Care (22.3%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	190,965
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	191,493
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	251,780
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	251,458
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,127,730
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	566,195
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	560,265
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039	250,000	244,743
		3,384,629
Housing (12.9%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	454,671
Maine State Housing Authority 3.000% 11/15/2036	400,000	406,892
*Maine State Housing Authority 4.000% 11/15/2044	500,000	533,075
Maine State Housing Authority 3.350% 11/15/2044	155,000	157,347
Maine State Housing Authority 2.500% 11/15/2045	165,000	158,753
Maine State Housing Authority 5.000% 06/15/2024	250,000	251,465
		1,962,203
Other Revenue (4.0%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	207,990
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	130,077
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	138,130
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	116,679
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,058
		597,934
PreRefunded (11.4%)
Town of Gorham ME 4.000% 10/01/2023	100,000	101,464
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	50,359
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,063
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,076
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	860,602
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	289,400
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	287,396
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	16,932
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	102,983
		1,729,275
Transportation (3.9%)
Maine Turnpike Authority 4.000% 07/01/2032	250,000	267,635
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	108,546
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	111,092
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	110,813
		598,086
Utilities (5.5%)
Kennebunk Light & Power District 5.000% 08/01/2022	315,000	316,584
Portland Water District 3.000% 11/01/2039	500,000	519,305
		835,889

TOTAL MUNICIPAL BONDS (COST: $13,866,367)		$14,306,007

OTHER ASSETS LESS LIABILITIES (5.7%)		$866,840

NET ASSETS (100.0%)		$15,172,847

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)

Education (0.5%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	$250,000	$262,795

General Obligation (35.0%)
Kearney School District 3.000% 12/15/2024	350,000	375,806
Plattsmouth School District 3.000% 12/15/2039	1,000,000	1,001,480
Ponca Public Schools 3.000% 12/15/2026	355,000	377,511
Fremont School District 1.100% 12/15/2020	100,000	100,049
*Omaha School District 5.000% 12/15/2029	1,630,000	1,998,853
Omaha School District 3.000% 12/15/2042	1,000,000	1,007,930
Elkhorn School District 4.000% 12/15/2034	300,000	327,795
Elkhorn School District 4.000% 12/15/2030	500,000	564,110
Elkhorn School District 4.000% 12/15/2034	500,000	566,670
Elkhorn School District 4.000% 12/15/2037	300,000	339,510
Elkhorn School District 5.000% 06/15/2022	475,000	514,126
Douglas County School District No 59/NE 3.500% 06/15/2043	500,000	510,715
Westside Community Schools 5.000% 12/01/2038	235,000	261,781
Westside Community Schools 5.000% 12/01/2039	250,000	277,985
Hall County Airport Authority 5.000% 07/15/2030	410,000	430,750
Hall County Airport Authority 5.000% 07/15/2031	435,000	453,066
County of Kearney NE 4.000% 06/01/2024	350,000	385,620
Knox County School District N0 576 4.000% 12/15/2038	590,000	623,388
Lancaster County School District 001 5.000% 01/15/2023	750,000	829,688
City of Lincoln NE 3.000% 12/01/2039	685,000	700,145
Superior Public Schools 1.450% 12/15/2022	340,000	341,904
City of Omaha NE 4.000% 04/15/2037	500,000	570,300
City of Omaha NE 5.000% 04/15/2027	955,000	1,164,527
City of Omaha NE 5.000% 04/15/2028	500,000	605,855
City of Omaha NE 3.750% 01/15/2038	500,000	531,740
Polk County School District No 19 3.000% 06/15/2039	455,000	459,209
Gretna Public Schools 5.000% 12/15/2035	250,000	289,060
Sarpy County School District No 1 3.500% 12/15/2035	250,000	262,917
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	292,992
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,290,412
		17,455,894
Health Care (3.8%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	239,854
Madison County Hospital Authority No 1 5.000% 07/01/2031	500,000	549,285
Madison County Hospital Authority No 1 5.000% 07/01/2032	335,000	366,339
Madison County Hospital Authority No 1 5.000% 07/01/2033	450,000	489,780
Madison County Hospital Authority No 1 5.000% 07/01/2034	215,000	234,275
		1,879,533
Housing (4.0%)
Nebraska Investment Finance Authority 3.850% 03/01/2038	515,000	528,478
Nebraska Investment Finance Authority 3.450% 09/01/2033	420,000	447,649
Nebraska Investment Finance Authority 3.750% 09/01/2038	1,000,000	1,047,900
		2,024,027
Other Revenue (0.9%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034	435,000	444,292

PreRefunded (25.1%)
County of Douglas NE 5.500% 07/01/2030	350,000	352,775
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,512,810
Grand Island Public Schools 5.000% 12/15/2033	500,000	586,270
Grand Island Public Schools 5.000% 12/15/2039	500,000	586,270
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	264,452
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	264,452
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	264,452
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	264,452
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,084,120
City of Lincoln NE 5.500% 08/15/2031	500,000	517,530
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	799,455
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,072,300
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,003,760
University of Nebraska 5.000% 07/01/2035	1,500,000	1,759,200
University of Nebraska 5.000% 05/15/2035	500,000	590,720
University of Nebraska 5.000% 05/15/2033	250,000	296,390
University of Nebraska 5.000% 07/01/2042	1,000,000	1,060,770
University of Nebraska 5.000% 07/01/2038	250,000	270,785
		12,550,963
Transportation (3.5%)
Omaha Airport Authority 5.000% 12/15/2027	500,000	589,360
Omaha Airport Authority 5.000% 12/15/2036	1,000,000	1,145,330
		1,734,690
Utilities (24.8%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,115,820
Central Plains Energy Project 5.250% 09/01/2037	500,000	536,495
Central Plains Energy Project 5.000% 09/01/2042	500,000	529,775
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	111,397
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	282,980
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	526,640
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	303,077
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	438,268
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	269,135
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	536,705
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	106,776
Nebraska Public Power District 5.000% 01/01/2041	250,000	286,440
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,709,098
Nebraska Public Power District 5.000% 01/01/2030	500,000	533,885
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	288,117
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	289,592
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	575,375
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	273,460
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	287,320
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	526,342
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	441,760
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	399,635
		12,368,092

TOTAL MUNICIPAL BONDS (COST:46,975,325)		$48,720,286

OTHER ASSETS LESS LIABILITIES (2.4%)		$1,219,451

NET ASSETS (100.0%)		$49,939,737

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.7%)

Education (12.2%)
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	$630,000	$633,251
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	753,645
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	556,830
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	287,370
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	563,905
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	559,120
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	305,491
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	314,418
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	329,479
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	338,786
Oklahoma State University 5.000% 08/01/2032	250,000	310,218
Oklahoma State University 4.000% 09/01/2036	370,000	416,668
University of Oklahoma/The 5.000% 07/01/2037	290,000	303,740
University of Oklahoma/The 5.000% 07/01/2036	500,000	571,805
University of Oklahoma/The 4.000% 07/01/2040	650,000	697,093
University of Oklahoma/The 5.000% 07/01/2038	500,000	571,495
		7,513,314
General Obligation (6.6%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	199,167
City of Broken Arrow OK 4.000% 12/01/2037	605,000	661,338
City of Broken Arrow OK 4.000% 12/01/2038	610,000	665,345
City of Broken Arrow OK 2.000% 12/01/2021	500,000	506,705
City of Broken Arrow OK 4.125% 08/01/2031	180,000	185,913
City of Broken Arrow OK 3.125% 12/01/2035	575,000	597,989
City of Lawton OK 2.000% 12/01/2022	500,000	509,885
City of Midwest City OK 3.000% 06/01/2041	500,000	502,230
City of Perkins OK 3.000% 06/01/2033	125,000	130,313
City of Perkins OK 3.000% 06/01/2034	115,000	116,919
		4,075,804
Health Care (6.8%)
Norman Regional Hospital Authority 3.250% 09/01/2039	895,000	821,816
Norman Regional Hospital Authority 5.000% 09/01/2045	200,000	234,366
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	394,023
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	276,655
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	266,240
Oklahoma Development Finance Authority 5.000% 08/15/2029	345,000	367,994
Oklahoma Development Finance Authority 5.000% 08/15/2033	175,000	184,916
Oklahoma Development Finance Authority 4.000% 08/15/2048	825,000	875,614
Oklahoma Development Finance Authority 5.000% 07/01/2035	250,000	225,383
Tulsa County Industrial Authority 3.000% 02/01/2037	500,000	499,325
		4,146,332
Housing (1.7%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039	1,000,000	1,016,770

Other Revenue (27.4%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	448,733
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	488,546
Bryan County School Finance Authority 4.000% 12/01/2030	435,000	507,297
Caddo County Governmental Building Authority 5.000% 09/01/2040	1,010,000	1,101,617
Elk City Industrial Authority 3.000% 05/01/2034	1,050,000	1,078,403
Elk City Industrial Authority 3.000% 05/01/2039	425,000	421,341
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	773,116
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	166,899
Grady County School Finance Authority 5.000% 09/01/2032	370,000	445,783
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033	250,000	259,208
Leflore County Public Facility Authority 3.000% 12/01/2032	500,000	510,275
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	459,588
City of Oklahoma City OK 5.000% 03/01/2032	250,000	251,288
City of Oklahoma City OK 5.000% 03/01/2034	500,000	502,405
City of Oklahoma City OK 5.000% 03/01/2033	250,000	251,230
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	416,588
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	473,764
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	736,888
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	264,820
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	952,585
Oklahoma Development Finance Authority 4.000% 06/01/2038	725,000	803,967
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035	530,000	651,280
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045	500,000	541,820
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043	500,000	532,450
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	531,355
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,049,558
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	264,633
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	525,365
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	592,207
Tulsa Public Facilities Authority 3.000% 06/01/2031	200,000	208,742
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	571,690
		16,783,441

PreRefunded (4.4%)
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,007,040
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	267,575
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	257,130
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	159,089
		2,690,834

Transportation (11.5%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	836,944
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,045,390
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	251,935
Oklahoma Turnpike Authority 4.000% 01/01/2042	1,000,000	1,080,940
Oklahoma Turnpike Authority 4.000% 01/01/2038	100,000	108,221
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	435,456
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	238,160
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	254,268
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	373,414
Tulsa Airports Improvement Trust 4.000% 06/01/2035	1,355,000	1,434,295
Tulsa Airports Improvement Trust 4.000% 06/01/2036	145,000	153,361
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	357,285
Tulsa Parking Authority 4.000% 07/01/2025	500,000	516,350
		7,086,019
Utilities (24.1%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	797,603
Clinton Public Works Authority 4.000% 12/01/2039	500,000	530,215
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,087,040
Edmond Public Works Authority 5.000% 07/01/2032	500,000	604,150
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	254,988
Miami Special Utility Authority 4.000% 12/01/2036	500,000	546,755
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,070,060
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	261,843
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	115,520
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	188,031
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	422,459
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	150,058
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	287,400
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	570,620
Oklahoma Water Resources Board 4.000% 10/01/2038	325,000	363,457
Oklahoma Water Resources Board 4.000% 10/01/2043	830,000	911,249
Oklahoma Water Resources Board 4.000% 10/01/2048	1,460,000	1,613,154
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	100,239
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	826,440
*Washington County Rural Water District No 3 3.000% 09/15/2041	3,000,000	3,049,529
		14,750,810

TOTAL MUNICIPAL BONDS (COST: $56,686,311 )		$58,063,324

OTHER ASSETS LESS LIABILITIES (5.3%)		$3,254,945

NET ASSETS (100.0%)		$61,318,269

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments April 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.6%)

Education (1.7%)
Montana State Board of Regents 4.000% 11/15/2025	$500,000	$538,615
Montana State Board of Regents 5.000% 11/15/2025	500,000	572,075
Montana State Board of Regents 5.000% 11/15/2030	240,000	264,934
		1,375,624
General Obligation (43.5%)
City of Bozeman MT 4.000% 07/01/2028	540,000	596,738
City of Bozeman MT 4.000% 07/01/2034	500,000	577,940
City & County of Butte Silver Bow MT 4.000% 07/01/2030	225,000	253,377
City & County of Butte Silver Bow MT 4.000% 07/01/2032	240,000	267,276
City & County of Butte Silver Bow MT 4.500% 07/01/2034	850,000	970,607
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	796,887
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039	455,000	553,694
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039	1,000,000	1,121,830
City of Fort Benton MT 3.000% 07/01/2035	715,000	716,430
City of Fort Benton MT 3.000% 07/01/2040	770,000	758,866
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034	500,000	518,605
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035	300,000	309,024
Gallatin County School District No 72 Ophir 3.500% 07/01/2023	555,000	566,683
Gallatin County School District No 72 Ophir 3.750% 07/01/2024	645,000	658,751
Gallatin County School District No 72 Ophir 4.000% 07/01/2025	420,000	429,547
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032	610,000	675,874
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033	260,000	286,840
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	454,205
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	592,555
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031	265,000	307,350
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034	465,000	513,258
Missoula High School District No 1 4.000% 07/01/2032	275,000	308,800
Hellgate School District No 4 5.000% 06/15/2028	500,000	619,020
Hellgate School District No 4 5.000% 06/15/2029	500,000	615,125
Hellgate School District No 4 5.000% 06/15/2030	500,000	611,305
Desmet School District No 20 3.000% 07/01/2040	320,000	329,437
City of Missoula MT 4.000% 07/01/2031	250,000	278,615
*Missoula County Elementary School District No 1 4.000% 07/01/2032	500,000	554,680
Missoula County Elementary School District No 1 4.000% 07/01/2033	750,000	832,568
State of Montana 4.000% 08/01/2023	385,000	424,505
State of Montana 4.000% 08/01/2026	855,000	959,139
State of Montana 4.000% 08/01/2027	480,000	536,131
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037	250,000	278,023
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038	965,000	1,071,362
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039	355,000	392,655
County of Ravalli MT 4.250% 07/01/2027	150,000	150,390
County of Ravalli MT 4.350% 07/01/2028	155,000	155,403
County of Ravalli MT 4.400% 07/01/2029	165,000	165,429
County of Ravalli MT 4.250% 07/01/2030	755,000	830,341
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038	250,000	279,500
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039	250,000	278,453
Silver Bow County School District No 1 4.000% 07/01/2038	1,960,000	2,176,031
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039	300,000	365,316
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037	530,000	606,129
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039	275,000	312,062
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	490,293
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	240,545
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	583,265
Yellowstone County School District No 2 Billings 5.000% 06/15/2026	515,000	594,846
Yellowstone County School District No 2 Billings 5.000% 06/15/2027	1,000,000	1,152,420
Yellowstone County School District No 2 Billings 5.000% 06/15/2031	350,000	408,440
Yellowstone County School District No 2 Billings 5.000% 06/15/2032	435,000	505,279
Yellowstone County School District No 2 Billings 3.000% 06/15/2032	630,000	671,353
Yellowstone County School District No 2 Billings 3.000% 06/15/2034	315,000	331,522
Yellowstone County School District No 2 Billings 3.000% 06/15/2035	430,000	450,167
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037	875,000	967,549
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037	1,000,000	1,206,070
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038	1,500,000	1,779,330
		34,437,835
Health Care (14.0%)
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,044,854
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,392,068
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	387,608
Montana Facility Finance Authority 5.000% 07/01/2032	1,000,000	1,120,040
Montana Facility Finance Authority 5.000% 07/01/2033	1,000,000	1,113,730
Montana Facility Finance Authority 5.000% 08/15/2048	500,000	583,575
Montana Facility Finance Authority 4.000% 01/01/2038	1,000,000	1,078,410
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,176,943
Montana Facility Finance Authority 5.000% 06/01/2029	915,000	1,069,406
Montana Facility Finance Authority 5.000% 06/01/2035	425,000	509,448
Montana Facility Finance Authority 5.000% 06/01/2036	700,000	834,540
County of Yellowstone MT 4.000% 10/01/2029	710,000	786,794
		11,097,416
Housing (7.4%)
Montana Board of Housing 3.000% 12/01/2023	75,000	76,263
Montana Board of Housing 3.150% 06/01/2024	285,000	289,363
Montana Board of Housing 3.150% 12/01/2024	100,000	101,494
Montana Board of Housing 3.350% 06/01/2025	130,000	132,123
Montana Board of Housing 3.875% 12/01/2023	155,000	161,831
Montana Board of Housing 4.050% 06/01/2024	135,000	142,228
Montana Board of Housing 4.050% 12/01/2024	390,000	412,499
Montana Board of Housing 4.650% 12/01/2028	215,000	227,930
Montana Board of Housing 3.100% 06/01/2021	295,000	299,307
Montana Board of Housing 3.400% 12/01/2033	500,000	518,000
Montana Board of Housing 3.250% 12/01/2044	1,500,000	1,547,025
Montana Board of Housing 2.800% 12/01/2039	895,000	910,645
Montana Board of Housing 3.800% 12/01/2038	995,000	1,051,805
		5,870,513
Other Revenue (9.3%)
City of Billings MT 5.500% 07/01/2026	275,000	279,252
City of Billings MT 4.700% 07/01/2021	25,000	25,006
City of Billings MT 4.800% 07/01/2022	70,000	69,531
City of Billings MT 4.375% 07/01/2029	490,000	491,994
*City of Billings MT 5.000% 07/01/2033	900,000	916,956
City of Billings MT 5.000% 07/01/2032	710,000	730,072
City & County of Butte Silver Bow MT 5.000% 07/01/2021	410,000	417,540
Gallatin County Rural Improvement District 5.500% 07/01/2025	470,000	471,288
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,002,530
City of Kalispell MT 5.000% 07/01/2033	500,000	570,650
City of Livingston MT 4.000% 07/01/2034	525,000	540,167
Madison County Rural Improvement District 5.500% 07/01/2025	410,000	410,812
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,750
City of Missoula MT 4.750% 07/01/2027	120,000	120,216
City of Missoula MT 6.000% 07/01/2030	200,000	200,964
City of Missoula MT 5.125% 07/01/2026	125,000	125,288
		7,374,016
PreRefunded (9.9%)
City of Great Falls MT 5.550% 07/01/2029	275,000	275,778
Montana Facility Finance Authority 5.250% 06/01/2030	660,000	662,356
Montana Facility Finance Authority 5.125% 06/01/2026	1,000,000	1,003,990
Montana Facility Finance Authority 5.500% 01/01/2025	575,000	593,003
Montana Facility Finance Authority 5.750% 01/01/2031	815,000	841,871
Montana State Board of Regents 5.000% 11/15/2023	250,000	266,078
*Montana State Board of Regents 4.000% 05/15/2025	2,000,000	2,126,300
Montana State Board of Regents 4.000% 05/15/2026	1,145,000	1,217,307
*Montana Board of Housing 4.700% 12/01/2026	590,000	597,115
Montana Board of Housing 4.850% 06/01/2028	275,000	278,553
		7,862,351
Transportation (3.1%)
City of Billings MT Airport Revenue 5.000% 07/01/2020	235,000	236,105
Missoula Parking Commission 4.000% 10/01/2026	835,000	916,104
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,205
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,299
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,681
Missoula Special Improvement Districts/MT 4.625% 07/01/2023	240,000	240,792
Missoula Special Improvement Districts/MT 5.250% 07/01/2027	240,000	240,972
Missoula Special Improvement Districts/MT 5.500% 07/01/2031	235,000	235,877
		2,446,035
Utilities (4.7%)
City of Billings MT 5.000% 07/01/2031	260,000	318,885
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039	1,510,000	1,596,629
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	235,315
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	245,157
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028	250,000	282,810
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029	250,000	280,252
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033	250,000	277,440
City of Red Lodge MT Water System Revenue 2.500% 07/01/2039	500,000	484,610
		3,721,098

TOTAL MUNICPAL BONDS (COST: $71,857,007)		$74,184,888

OTHER ASSETS LESS LIABILITIES (6.4%)		$5,073,465

NET ASSETS (100.0%)		$79,258,353

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments April 30, 2020 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.4%)

Education (9.5%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025	$415,000	$463,182
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028	365,000	376,038
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033	500,000	539,065
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037	250,000	254,578
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044	500,000	549,645
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037	200,000	168,482
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039	200,000	164,426
University of North Dakota 5.000% 04/01/2024	250,000	269,040
		2,784,456
General Obligation (13.9%)
Dickinson Public School District No 1 4.000% 08/01/2034	400,000	435,000
City of Fargo ND 4.000% 05/01/2023	300,000	309,783
City of Grand Forks ND 4.000% 12/01/2039	470,000	519,059
City of Grand Forks ND 4.500% 05/01/2032	240,000	262,320
City of Horace ND 4.250% 05/01/2035	340,000	349,357
Mandan Public School District No 1 3.125% 08/01/2024	200,000	210,128
City of Minot ND Airport Revenue 3.500% 10/01/2025	570,000	599,104
City of Minot ND Airport Revenue 4.000% 10/01/2028	355,000	374,536
Nesson Public School District No 2 4.000% 08/01/2039	500,000	541,165
City of Williston ND 4.000% 05/01/2035	200,000	208,450
City of Williston ND 4.000% 05/01/2038	230,000	238,837
		4,047,739
Health Care (18.5%)
County of Cass ND 5.000% 02/15/2033	445,000	521,682
County of Cass ND 4.125% 02/15/2037	595,000	635,139
*County of Cass ND 4.250% 02/15/2043	1,290,000	1,365,014
City of Fargo ND 5.500% 11/01/2020	500,000	512,925
City of Fargo ND 6.000% 11/01/2028	500,000	540,290
City of Grand Forks ND 5.000% 12/01/2022	500,000	525,750
City of Grand Forks ND 4.000% 12/01/2027	400,000	406,572
City of Grand Forks ND 5.000% 12/01/2032	250,000	258,310
City of Grand Forks ND 5.125% 12/01/2025	250,000	251,220
City of Grand Forks ND 3.000% 12/01/2020	135,000	135,216
City of Langdon ND 6.200% 01/01/2025	155,000	155,307
County of Ward ND 5.000% 06/01/2053	100,000	97,936
		5,405,361
Housing (10.4%)
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	151,059
*North Dakota Housing Finance Agency 3.550% 07/01/2040	1,000,000	1,025,240
North Dakota Housing Finance Agency 3.550% 07/01/2033	250,000	262,818
North Dakota Housing Finance Agency 3.500% 07/01/2035	750,000	789,390
North Dakota Housing Finance Agency 2.950% 07/01/2039	250,000	250,465
North Dakota Housing Finance Agency 3.050% 07/01/2043	250,000	250,208
#North Dakota Housing Finance Agency 3.000% 07/01/2040	315,000	305,830
		3,035,010
Other Revenue (21.9%)
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032	400,000	416,940
City of Grand Forks ND 5.000% 12/15/2028	250,000	297,120
Jamestown Park District/ND 4.000% 07/01/2032	500,000	534,240
Jamestown Park District/ND 4.000% 07/01/2033	345,000	366,673
Jamestown Park District/ND 3.000% 07/01/2035	500,000	506,720
*City of Mandan ND 4.000% 09/01/2034	500,000	531,185
*City of Mandan ND 3.250% 09/01/2041	1,250,000	1,260,888
Minot Park District 3.000% 12/01/2028	250,000	258,598
Minot Park District 3.750% 12/01/2038	435,000	458,081
North Dakota Public Finance Authority 5.000% 06/01/2020	40,000	40,066
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,322
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	200,300
North Dakota Public Finance Authority 4.500% 06/01/2026	400,000	415,624
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	428,296
North Dakota Public Finance Authority 4.000% 06/01/2028	265,000	289,441
North Dakota Public Finance Authority 5.000% 06/01/2028	130,000	152,435
		6,396,929
PreRefunded (4.7%)
County of Burleigh ND 5.000% 07/01/2022	300,000	327,789
County of Burleigh ND 4.500% 07/01/2032	250,000	268,953
County of Burleigh ND 5.000% 07/01/2035	500,000	523,385
Grand Forks Regional Airport Authority 4.500% 06/01/2028	230,000	238,779
		1,358,906
Transportation (4.2%)
Grand Forks Regional Airport Authority 4.600% 06/01/2024	350,000	350,522
Grand Forks Regional Airport Authority 5.000% 06/01/2029	500,000	500,700
Grand Forks Regional Airport Authority 4.500% 06/01/2028	370,000	382,291
		1,233,513
Utilities (8.3%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	498,673
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	679,482
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	266,730
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038	290,000	279,154
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040	485,000	463,636
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034	250,000	240,603
		2,428,278

TOTAL MUNICIPAL BONDS (COST: $26,077,361)		$26,690,192

OTHER ASSETS LESS LIABILITIES (8.6%)		$2,497,298

NET ASSETS (100.0%)		$29,187,490

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 30, 2020.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 30, 2020, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$60,603,669	$13,866,367	$46,975,325	$56,686,311	$71,857,007	$26,077,361
Unrealized appreciation	$2,637,767	$491,656	$1,845,403	$1,788,559	$2,703,304	$827,223
Unrealized depreciation	($332,598)	($52,016)	($100,442)	($411,546)	($375,424)	($214,392)
Net unrealized appreciation (depreciation)*	$2,305,169	$439,640	$1,744,961	$1,377,013	$2,327,880	$612,831

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2020:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$62,908,838	$0	$62,908,838
Total	$0	$62,908,838	$0	$62,908,838

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$14,306,007	$0	$14,306,007
Total	$0	$14,306,007	$0	$14,306,007

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$48,720,286	$0	$48,720,286
Total	$0	$48,720,286	$0	$48,720,286

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$58,603,324	$0	$58,603,324
Total	$0	$58,603,324	$0	$58,603,324
	.
Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$74,184,888	$0	$74,184,888
Total	$0	$74,184,888	$0	$74,184,888

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$26,690,192	$0	$26,690,192
Total	$0	$26,690,192	$0	$26,690,192

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the three months ended April 30, 2020. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at the three months ended April 30, 2020.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.